Accrued and Other Current Liabilities (Schedule of Current Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Accrued and Other Current Liabilities [Line Items]
Accrued payroll and employee related liabilities	$ 54,950	$ 88,501
Cash due to promoters	84,975	78,428
Accrued expenses	41,159	43,791
Total accrued and other current liabilities	$ 199,796	221,961
MSGE SPINCO, INC [Member]
Accrued and Other Current Liabilities [Line Items]
Accrued payroll and employee related liabilities		88,501	$ 50,158
Cash due to promoters		78,428	37,877
Accrued expenses		43,791	35,028
Total accrued and other current liabilities		$ 210,720	$ 123,063